Restatements - Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense			$ (4,202,810)
NET LOSS		$ (91,168,280)	(7,848,380)	$ (5,664,379)
NET INCOME ATTRIBUTABLE TO MMTEC, INC.		$ (91,168,280)	$ 45,501,683	$ (5,645,376)
Continuing operations (in Dollars per share)	[1]	$ (3.65)	$ (0.59)	$ (12.96)
Continuing operations Diluted (in Dollars per share)	[1]	(3.65)	(0.59)	(12.96)
Discontinued operations (in Dollars per share)	[1]		4.03	0.04
Discontinued operations Diluted (in Dollars per share)	[1]		$ 4.03	$ 0.04
As Reported [Member]
Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense			$ (746,410)
NET LOSS			(4,391,980)
NET INCOME ATTRIBUTABLE TO MMTEC, INC.			$ 48,958,083
Continuing operations (in Dollars per share)			$ (0.04)
Continuing operations Diluted (in Dollars per share)			(0.04)
Discontinued operations (in Dollars per share)			0.51
Discontinued operations Diluted (in Dollars per share)			$ 0.51
Adjustment [Member]
Schedule of Audited Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Interest expense			$ (3,456,400)
NET LOSS			(3,456,400)
NET INCOME ATTRIBUTABLE TO MMTEC, INC.			$ (3,456,400)
Continuing operations (in Dollars per share)			$ (0.55)
Continuing operations Diluted (in Dollars per share)			(0.55)
Discontinued operations (in Dollars per share)			3.52
Discontinued operations Diluted (in Dollars per share)			$ 3.52

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.